Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Parent Company Financial Information [Abstract]
Condensed Parent Company Financial Information

NOTE 20 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 was as follows (dollars in thousands):

	CONDENSED BALANCE SHEETS	2013	2012

Assets:
	Cash	$57	$27
	Dividends receivable from subsidiary	726	0
	Investment in subsidiary	88,586	71,916
	Available-for-sale security	350	350
	Other assets	237	136

Total assets		$89,956	$72,429

Liabilities:
	Borrowed funds	$4,070	$5,199
	Dividends and other payables	838	66

	Total liabilities	4,908	5,265

Stockholders’ equity:
	Common stock	31,328	23,926
	Surplus	13,361	118
	Retained earnings	47,460	45,361
	Accumulated other comprehensive income	983	5,843
	Treasury stock	(8,084)	(8,084)

	Total stockholders’ equity	85,048	67,164

Total liabilities and stockholders’ equity		$89,956	$72,429

CONDENSED STATEMENTS OF OPERATIONS	2013	2012	2011

Income – dividends from subsidiary	$12,576	$3,252	$2,317
Interest income on subordinated note from subsidiary	0	0	190
Professional fees, interest, and other expenses	(697)	(400)	(342)

Income before income taxes and equity in
undistributed net income of subsidiary	11,879	2,852	2,165

Federal income tax provision (credit)	(237)	(136)	(52)

Income before equity in undistributed
net income of subsidiary	12,116	2,988	2,217

Equity in net income of subsidiary, less dividends	(7,669)	1,855	2,537

Net income	$4,447	$4,843	$4,754

NOTE 20 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION (CONTINUED)

CONDENSED STATEMENTS OF CASH FLOWS	2013	2012	2011

Cash flows from operating activities:
Net income	$4,447	$4,843	$4,754
Adjustments to reconcile net income to net
cash provided by operating activities:
Equity in net income of subsidiary,
less dividends	7,669	(1,855)	(2,537)
Decrease (increase) in dividends receivable	(726)	535	1
Decrease (increase) in accrued
interest receivable	0	0	90
Increase in other assets	(101)	(84)	(52)
Increase (decrease) in other liabilities	56	37	(10)

Net cash provided by operating activities	11,345	3,476	2,246

Cash flows from financing activities:
Principal payments on borrowed funds	(1,129)	(801)	0
Cash dividends paid	(1,612)	(2,679)	(2,142)
Cash paid for business combination	(8,574)	0	0
Purchase of treasury shares	0	0	(76)

Net cash used in financing activities	(11,315)	(3,480)	(2,218)

Net increase (decrease) in cash	30	(4)	28

Cash at beginning of year	27	31	3

Cash at end of year	$57	$27	$31

Under a program initially approved by the Board of Directors in 2002, the Corporation periodically purchased shares of its common stock in the over-the-counter market.  During the first quarter of 2012, the Board of Directors opted not to renew the program.